PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	June 30,	December 31,
	2021	2020

Office Equipment and Fixtures	$94,569	$90,094
Software	8,227	18,374
Auto	47,588	47,004
Total Assets	150,384	155,472
Less accumulated depreciation	(92,676)	(89,769)
Net Assets	$57,708	$65,703